Insurance Liabilities - Account balances by guaranteed minimum interest rates (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Policyholder Account Balance [Line Items]
Policyholder Account Balance	$ 102,937	$ 102,380
Policyholder Account Balance, Percentage	100.00%	100.00%
At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Policyholder Account Balance	$ 66,064	$ 69,554
Policyholder Account Balance, Percentage	64.00%	68.00%
1 Basis Point - 50 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder Account Balance	$ 5,522	$ 6,616
Policyholder Account Balance, Percentage	5.00%	6.00%
More than 50 Basis Points Above Minimum Guarantee
Policyholder Account Balance [Line Items]
Policyholder Account Balance	$ 31,351	$ 26,210
Policyholder Account Balance, Percentage	30.00%	26.00%
Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder Account Balance	$ 56,749	$ 55,395
Individual Retirement | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range Less Than 1%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	32,629	30,058
Individual Retirement | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 1% To 2%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	6,427	6,249
Individual Retirement | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 2% To 3%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	9,519	10,371
Individual Retirement | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 3% To 4%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	7,676	8,197
Individual Retirement | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 4% To 5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	461	482
Individual Retirement | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 5% To 5.5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	37	38
Individual Retirement | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Policyholder Account Balance	30,595	33,766
Individual Retirement | At Guaranteed Minimum | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range Less Than 1%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	8,766	10,212
Individual Retirement | At Guaranteed Minimum | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 1% To 2%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	4,208	4,540
Individual Retirement | At Guaranteed Minimum | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 2% To 3%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	9,502	10,353
Individual Retirement | At Guaranteed Minimum | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 3% To 4%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	7,630	8,150
Individual Retirement | At Guaranteed Minimum | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 4% To 5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	456	477
Individual Retirement | At Guaranteed Minimum | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 5% To 5.5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	33	34
Individual Retirement | 1 Basis Point - 50 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder Account Balance	2,225	1,980
Individual Retirement | 1 Basis Point - 50 Basis Points Above | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range Less Than 1%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	2,161	1,911
Individual Retirement | 1 Basis Point - 50 Basis Points Above | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 1% To 2%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	24	28
Individual Retirement | 1 Basis Point - 50 Basis Points Above | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 2% To 3%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	0	0
Individual Retirement | 1 Basis Point - 50 Basis Points Above | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 3% To 4%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	40	41
Individual Retirement | 1 Basis Point - 50 Basis Points Above | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 4% To 5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	0	0
Individual Retirement | 1 Basis Point - 50 Basis Points Above | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 5% To 5.5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	0	0
Individual Retirement | More than 50 Basis Points Above Minimum Guarantee
Policyholder Account Balance [Line Items]
Policyholder Account Balance	23,929	19,649
Individual Retirement | More than 50 Basis Points Above Minimum Guarantee | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range Less Than 1%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	21,702	17,935
Individual Retirement | More than 50 Basis Points Above Minimum Guarantee | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 1% To 2%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	2,195	1,681
Individual Retirement | More than 50 Basis Points Above Minimum Guarantee | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 2% To 3%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	17	18
Individual Retirement | More than 50 Basis Points Above Minimum Guarantee | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 3% To 4%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	6	6
Individual Retirement | More than 50 Basis Points Above Minimum Guarantee | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 4% To 5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	5	5
Individual Retirement | More than 50 Basis Points Above Minimum Guarantee | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 5% To 5.5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	4	4
Group Retirement
Policyholder Account Balance [Line Items]
Policyholder Account Balance	38,786	39,368
Group Retirement | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range Less Than 1%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	10,647	10,070
Group Retirement | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 1% To 2%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	6,505	6,770
Group Retirement | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 2% To 3%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	13,971	14,699
Group Retirement | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 3% To 4%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	666	708
Group Retirement | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 4% To 5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	6,843	6,962
Group Retirement | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 5% To 5.5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	154	159
Group Retirement | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Policyholder Account Balance	30,870	30,689
Group Retirement | At Guaranteed Minimum | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range Less Than 1%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	3,611	2,134
Group Retirement | At Guaranteed Minimum | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 1% To 2%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	5,628	6,027
Group Retirement | At Guaranteed Minimum | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 2% To 3%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	13,968	14,699
Group Retirement | At Guaranteed Minimum | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 3% To 4%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	666	708
Group Retirement | At Guaranteed Minimum | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 4% To 5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	6,843	6,962
Group Retirement | At Guaranteed Minimum | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 5% To 5.5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	154	159
Group Retirement | 1 Basis Point - 50 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder Account Balance	2,157	3,898
Group Retirement | 1 Basis Point - 50 Basis Points Above | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range Less Than 1%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	1,427	3,254
Group Retirement | 1 Basis Point - 50 Basis Points Above | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 1% To 2%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	727	644
Group Retirement | 1 Basis Point - 50 Basis Points Above | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 2% To 3%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	3	0
Group Retirement | 1 Basis Point - 50 Basis Points Above | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 3% To 4%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	0	0
Group Retirement | 1 Basis Point - 50 Basis Points Above | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 4% To 5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	0	0
Group Retirement | 1 Basis Point - 50 Basis Points Above | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 5% To 5.5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	0	0
Group Retirement | More than 50 Basis Points Above Minimum Guarantee
Policyholder Account Balance [Line Items]
Policyholder Account Balance	5,759	4,781
Group Retirement | More than 50 Basis Points Above Minimum Guarantee | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range Less Than 1%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	5,609	4,682
Group Retirement | More than 50 Basis Points Above Minimum Guarantee | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 1% To 2%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	150	99
Group Retirement | More than 50 Basis Points Above Minimum Guarantee | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 2% To 3%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	0	0
Group Retirement | More than 50 Basis Points Above Minimum Guarantee | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 3% To 4%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	0	0
Group Retirement | More than 50 Basis Points Above Minimum Guarantee | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 4% To 5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	0	0
Group Retirement | More than 50 Basis Points Above Minimum Guarantee | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 5% To 5.5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	0	0
Life Insurance
Policyholder Account Balance [Line Items]
Policyholder Account Balance	7,402	7,617
Life Insurance | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range Less Than 1%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	0	0
Life Insurance | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 1% To 2%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	482	487
Life Insurance | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 2% To 3%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	1,979	1,999
Life Insurance | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 3% To 4%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	1,744	1,808
Life Insurance | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 4% To 5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	2,974	3,087
Life Insurance | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 5% To 5.5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	223	236
Life Insurance | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Policyholder Account Balance	4,599	5,099
Life Insurance | At Guaranteed Minimum | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range Less Than 1%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	0	0
Life Insurance | At Guaranteed Minimum | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 1% To 2%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	1	103
Life Insurance | At Guaranteed Minimum | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 2% To 3%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	32	258
Life Insurance | At Guaranteed Minimum | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 3% To 4%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	1,369	1,417
Life Insurance | At Guaranteed Minimum | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 4% To 5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	2,974	3,085
Life Insurance | At Guaranteed Minimum | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 5% To 5.5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	223	236
Life Insurance | 1 Basis Point - 50 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder Account Balance	1,140	738
Life Insurance | 1 Basis Point - 50 Basis Points Above | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range Less Than 1%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	0	0
Life Insurance | 1 Basis Point - 50 Basis Points Above | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 1% To 2%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	129	25
Life Insurance | 1 Basis Point - 50 Basis Points Above | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 2% To 3%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	831	533
Life Insurance | 1 Basis Point - 50 Basis Points Above | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 3% To 4%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	180	178
Life Insurance | 1 Basis Point - 50 Basis Points Above | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 4% To 5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	0	2
Life Insurance | 1 Basis Point - 50 Basis Points Above | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 5% To 5.5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	0	0
Life Insurance | More than 50 Basis Points Above Minimum Guarantee
Policyholder Account Balance [Line Items]
Policyholder Account Balance	1,663	1,780
Life Insurance | More than 50 Basis Points Above Minimum Guarantee | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range Less Than 1%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	0	0
Life Insurance | More than 50 Basis Points Above Minimum Guarantee | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 1% To 2%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	352	359
Life Insurance | More than 50 Basis Points Above Minimum Guarantee | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 2% To 3%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	1,116	1,208
Life Insurance | More than 50 Basis Points Above Minimum Guarantee | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 3% To 4%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	195	213
Life Insurance | More than 50 Basis Points Above Minimum Guarantee | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 4% To 5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	0	0
Life Insurance | More than 50 Basis Points Above Minimum Guarantee | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 5% To 5.5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	$ 0	$ 0